Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2014
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Amounts recorded in respect of discontinued operations in the three and six months ended June 30, 2014 and June 30, 2013 are as follows;

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Operating revenues	—	—	—	—
Net gain on sale of vessel	—	31	—	31
Impairment loss on vessel	—	—	—	(5,342)
Net loss	(186)	(356)	(228)	(6,868)